Performance B.4. People (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee
Number of permanent employees:
Continuing operations (employees) | employee	19,749,000	16,955,000	17,687,000
Joint ventures (Guatemala, Honduras and Ghana) (employees) | employee	938,000	4,464,000	4,688,000
Discontinued operations (employees) | employee	0	0	0
Total (employees) | employee	20,687,000	21,419,000	22,375,000
Classes of employee benefits expense:
Wages and salaries	$ (383)	$ (356)	$ (358)
Social security	(71)	(66)	(68)
Share based compensation	(17)	(24)	(27)
Pension and other long-term benefit costs	(6)	(4)	(4)
Other employees related costs	(27)	(27)	(39)
Total	$ (503)	$ (477)	$ (496)